24. TRADE RECEIVABLES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables Details
Trade receivables, gross	$ 5.3	$ 8.4
Allowances	(0.7)	(0.2)
Trade receivables, net	$ 4.6	$ 8.2